UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

The Schedule of Investments as of January 31, 2006, is filed herewith.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2006 (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—69.7%
U.S. Treasuries—69.7%

United States Treasury Bond Strip zero coupon due 08/15/10 (1)	$258,120,000	$211,662,014
U.S. Treasury Bond Strip zero coupon due 08/15/10 (1)	11,500,000	9,451,125

Total U.S. Government Obligations
(Cost $225,279,370)		221,113,139

PUT OPTIONS PURCHASED—0.0% †

Index/Expiration Date/Exercise Price
S&P 500 Index / February 2006 / $1,150	19,750	6,913
S&P 500 Index / February 2006 / $1,180	79,750	43,862

Total Put Options Purchased (cost $92,216)		50,775

Total Long-Term Investment Securities
(Cost $225,371,586)		221,163,914

SHORT-TERM INVESTMENT SECURITIES—30.7%
U.S. Treasuries—30.7%
United States Treasury Bills 3.55% due 02/16/06 (1)	240,000	239,645
United States Treasury Bills 3.58% due 02/16/06 (1)	13,000,000	12,980,635
United States Treasury Bills 3.61% due 02/16/06 (1)	1,700,000	1,697,446
United States Treasury Bills 3.64% due 02/16/06 (1)	1,000,000	998,484
United States Treasury Bills 3.65% due 02/16/06 (1)	400,000	399,391
United States Treasury Bills 3.76% due 03/16/06 (1)	700,000	696,857
United States Treasury Bills 3.78% due 03/16/06 (1)	100,000	99,549
United States Treasury Bills 3.87% due 03/16/06 (1)	1,000,000	995,378
United States Treasury Bills 3.88% due 03/16/06 (1)	1,400,000	1,393,517
United States Treasury Bills 3.89% due 03/16/06 (1)	3,100,000	3,085,600
United States Treasury Bills 3.90% due 03/16/06 (1)	10,000,000	9,953,476
United States Treasury Bills 3.91% due 03/16/06 (1)	1,700,000	1,692,058
United States Treasury Bills 4.03% due 04/20/06 (1)	19,600,000	19,418,563
United States Treasury Bills 4.06% due 04/20/06 (1)	2,950,000	2,922,692
United States Treasury Bills 4.08% due 04/20/06 (1)	300,000	297,223
United States Treasury Bills 4.09% due 04/20/06 (1)	900,000	891,669
United States Treasury Bills 4.07% due 05/11/06 (1)	900,000	889,308
United States Treasury Bills 4.09% due 05/11/06 (1)	800,000	790,496
United States Treasury Bills 4.11% due 05/11/06 (1)	800,000	790,496
United States Treasury Bills 4.12% due 05/11/06 (1)	9,700,000	9,584,764
United States Treasury Bills 4.14% due 05/11/06 (1)	1,300,000	1,284,556
United States Treasury Bills 4.10% due 05/18/06 (1)	9,400,000	9,280,291
United States Treasury Bills 4.12% due 05/18/06 (1)	700,000	691,085
United States Treasury Bills 4.14% due 06/08/06 (1)	100,000	98,476
United States Treasury Bills 4.15% due 06/08/06 (1)	500,000	492,380
United States Treasury Bills 4.17% due 06/08/06 (1)	400,000	393,904
United States Treasury Bills 4.19% due 06/08/06 (1)	500,000	492,380
United States Treasury Bills 4.15% due 06/22/06 (1)	90,000	88,473
United States Treasury Bills 4.17% due 06/22/06 (1)	800,000	786,427
United States Treasury Bills 4.19% due 06/22/06 (1)	400,000	393,214
United States Treasury Bills 4.21% due 06/22/06 (1)	2,200,000	2,162,675
United States Treasury Bills 4.22% due 06/22/06 (1)	150,000	147,455
United States Treasury Bills 4.24% due 06/22/06 (1)	450,000	442,365
United States Treasury Bills 4.25% due 06/22/06 (1)	400,000	393,214
United States Treasury Bills 4.27% due 06/22/06 (1)	4,300,000	4,227,046
United States Treasury Bills 4.29% due 06/22/06 (1)	200,000	196,607
United States Treasury Bills 4.28% due 07/13/06	4,300,000	4,216,085
United States Treasury Bills 4.35% due 07/13/06	50,000	49,025
United States Treasury Bills 4.36% due 07/13/06	250,000	245,121
United States Treasury Bills 4.39% due 07/13/06	1,450,000	1,421,703

Total Short-Term Investment Securities
(cost $97,350,369)		97,319,729

TOTAL INVESTMENTS
(cost $322,721,955) @	100.4%	$318,483,643
Liabilities in excess of other assets	-0.4%	(1,274,403)

NET ASSETS	100.0%	$317,209,240

†	Non-income producing securities
@	See Note 2 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Security Description	Shares Subject To Call	Value (Note 1)
OPTIONS WRITTEN—(0.2%) †
Index/Expiration Date/Exercise Price
S&P 500 Index / February 2006 / $1,290	(500)	(4,550)
S&P 500 Index / February 2006 / $1,300	(35,000)	(182,000)
S&P 500 Index / February 2006 / $1,310	(5,000)	(13,500)
S&P 500 Index / February 2006 / $1,315	(13,500)	(24,975)
S&P 500 Index / February 2006 / $1,320	(45,500)	(56,875)

Total Options Written
(Premiums received $526,277)		(281,900)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
605 Long	S&P 500 Futures Index	March 2006	$192,995,127	$194,144,500	$1,149,373

See Notes to Portfolio of Investments

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2006 (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—55.9%
U.S. Treasuries—55.9%
United States Treasury Bond Strip zero coupon due 08/15/15 (1)
(Cost $73,681,568)	$112,515,000	$72,777,177

PUT OPTIONS PURCHASED—0.0% †

Index/Expiration Date/Exercise Price
S&P 500 Index / February 2006 / $1,150	7,250	2,537
S&P 500 Index / February 2006 / $1,180	27,250	14,988

Total Put Options Purchased (cost $31,048)		17,525

Total Long-Term Investment Securities
(Cost $73,712,616)		72,794,702

SHORT-TERM INVESTMENT SECURITIES—43.8%
U.S. Treasuries—43.8%
United States Treasury Bills 3.49% due 02/16/06 (1)	300,000	299,564
United States Treasury Bills 3.53% due 02/16/06 (1)	400,000	399,412
United States Treasury Bills 3.55% due 02/16/06 (1)	500,000	499,260
United States Treasury Bills 3.56% due 02/16/06 (1)	20,000	19,970
United States Treasury Bills 3.58% due 02/16/06 (1)	3,500,000	3,494,786
United States Treasury Bills 3.61% due 02/16/06 (1)	800,000	798,798
United States Treasury Bills 3.62% due 02/16/06 (1)	400,000	399,397
United States Treasury Bills 3.63% due 02/16/06 (1)	400,000	399,395
United States Treasury Bills 3.64% due 02/16/06 (1)	1,000,000	998,484
United States Treasury Bills 3.65% due 02/16/06 (1)	800,000	798,783
United States Treasury Bills 3.76% due 03/16/06 (1)	750,000	746,633
United States Treasury Bills 3.77% due 03/16/06 (1)	100,000	99,549
United States Treasury Bills 3.87% due 03/16/06 (1)	200,000	199,076
United States Treasury Bills 3.88% due 03/16/06 (1)	2,700,000	2,687,482
United States Treasury Bills 3.89% due 03/16/06 (1)	500,000	497,674
United States Treasury Bills 3.90% due 03/16/06 (1)	5,400,000	5,374,877
United States Treasury Bills 3.91% due 03/16/06 (1)	700,000	696,730
United States Treasury Bills 4.03% due 04/20/06 (1)	5,600,000	5,548,161
United States Treasury Bills 4.04% due 04/20/06 (1)	400,000	396,297
United States Treasury Bills 4.05% due 04/20/06 (1)	1,200,000	1,188,892
United States Treasury Bills 4.06% due 04/20/06 (1)	1,900,000	1,882,412
United States Treasury Bills 4.08% due 04/20/06 (1)	1,100,000	1,089,817
United States Treasury Bills 4.09% due 04/20/06 (1)	900,000	891,669
United States Treasury Bills 4.07% due 05/11/06 (1)	200,000	197,624
United States Treasury Bills 4.09% due 05/11/06 (1)	400,000	395,248
United States Treasury Bills 4.11% due 05/11/06 (1)	600,000	592,872
United States Treasury Bills 4.12% due 05/11/06 (1)	1,100,000	1,086,932
United States Treasury Bills 4.14% due 05/11/06 (1)	1,200,000	1,185,744
United States Treasury Bills 4.05% due 05/18/06 (1)	500,000	493,633
United States Treasury Bills 4.10% due 05/18/06 (1)	7,400,000	7,305,760
United States Treasury Bills 4.11% due 05/18/06 (1)	2,200,000	2,171,983
United States Treasury Bills 4.12% due 05/18/06 (1)	600,000	592,359
United States Treasury Bills 4.13% due 06/08/06 (1)	660,000	649,942
United States Treasury Bills 4.15% due 06/08/06 (1)	50,000	49,238
United States Treasury Bills 4.17% due 06/08/06 (1)	400,000	393,904
United States Treasury Bills 4.19% due 06/08/06 (1)	400,000	393,904
United States Treasury Bills 4.15% due 06/22/06 (1)	500,000	491,517
United States Treasury Bills 4.17% due 06/22/06 (1)	400,000	393,214
United States Treasury Bills 4.19% due 06/22/06 (1)	1,100,000	1,081,337
United States Treasury Bills 4.21% due 06/22/06 (1)	1,800,000	1,769,460
United States Treasury Bills 4.22% due 06/22/06 (1)	500,000	491,517
United States Treasury Bills 4.24% due 06/22/06 (1)	170,000	167,116
United States Treasury Bills 4.25% due 06/22/06 (1)	600,000	589,820
United States Treasury Bills 4.27% due 06/22/06 (1)	200,000	196,607
United States Treasury Bills 4.29% due 06/22/06 (1)	300,000	294,910
United States Treasury Bills 4.31% due 06/22/06 (1)	600,000	589,820
United States Treasury Bills 4.28% due 07/13/06	3,850,000	3,774,866
United States Treasury Bills 4.36% due 07/13/06	550,000	539,267
United States Treasury Bills 4.39% due 07/13/06	1,700,000	1,666,825

Total Short-Term Investment Securities
(cost $56,983,183)		56,962,537

TOTAL INVESTMENTS
(cost $130,695,799) @	99.7%	$129,757,239
Other assets less liabilities	0.3%	397,033

NET ASSETS	100.0%	$130,154,272

†	Non-income producing securities
@	See Note 2 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Security Description	Shares Subject To Call	Value (Note 1)
OPTIONS WRITTEN—(0.2%) †
Index/Expiration Date/Exercise Price
S&P 500 Index / February 2006 / $1,300	(14,000)	(72,800)
S&P 500 Index / February 2006 / $1,310	(1,000)	(2,700)
S&P 500 Index / February 2006 / $1,315	(7,250)	(13,413)
S&P 500 Index / February 2006 / $1,320	(12,250)	(15,312)

Total Options Written
(Premiums received $181,409)		(104,225)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
339 Long	S&P 500 Futures Index	March 2006	$108,146,797	$108,785,100	$638,303

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2006 (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—46.1%
U.S. Treasuries—46.1%

United States Treasury Bond Strip zero coupon due 08/15/20 (1)	$10,980,000	$5,517,208
United States Treasury Bond Strip zero coupon due 08/15/20 (1)	32,510,000	16,289,233

Total U.S. Government Obligations (cost $21,858,295)		21,806,441

SHORT-TERM INVESTMENT SECURITIES—53.3%
U.S. Treasuries—53.3%
United States Treasury Bills 3.39% due 02/16/06 (1)	100,000	99,859
United States Treasury Bills 3.53% due 02/16/06 (1)	100,000	99,853
United States Treasury Bills 3.55% due 02/16/06 (1)	500,000	499,260
United States Treasury Bills 3.56% due 02/16/06 (1)	500,000	499,258
United States Treasury Bills 3.58% due 02/16/06 (1)	1,500,000	1,497,766
United States Treasury Bills 3.59% due 02/16/06 (1)	100,000	99,850
United States Treasury Bills 3.61% due 02/16/06 (1)	400,000	399,399
United States Treasury Bills 3.63% due 02/16/06 (1)	1,100,000	1,098,335
United States Treasury Bills 3.64% due 02/16/06 (1)	500,000	499,242
United States Treasury Bills 3.65% due 02/16/06 (1)	280,000	279,574
United States Treasury Bills 3.76% due 03/16/06 (1)	50,000	49,775
United States Treasury Bills 3.78% due 03/16/06 (1)	300,000	298,647
United States Treasury Bills 3.87% due 03/16/06 (1)	1,500,000	1,493,067
United States Treasury Bills 3.88% due 03/16/06 (1)	300,000	298,611
United States Treasury Bills 3.89% due 03/16/06 (1)	1,600,000	1,592,575
United States Treasury Bills 3.89% due 03/16/06 (1)	300,000	298,604
United States Treasury Bills 3.90% due 03/16/06 (1)	1,300,000	1,293,952
United States Treasury Bills 3.91% due 03/16/06 (1)	300,000	298,599
United States Treasury Bills 4.03% due 04/20/06 (1)	900,000	891,669
United States Treasury Bills 4.04% due 04/20/06 (1)	100,000	99,074
United States Treasury Bills 4.05% due 04/20/06 (1)	600,000	594,446
United States Treasury Bills 4.06% due 04/20/06 (1)	950,000	941,206
United States Treasury Bills 4.08% due 04/20/06 (1)	400,000	396,297
United States Treasury Bills 4.09% due 04/20/06 (1)	300,000	297,223
United States Treasury Bills 4.07% due 05/11/06 (1)	300,000	296,436
United States Treasury Bills 4.09% due 05/11/06 (1)	300,000	296,436
United States Treasury Bills 4.11% due 05/11/06 (1)	100,000	98,812
United States Treasury Bills 4.12% due 05/11/06 (1)	1,000,000	988,120
United States Treasury Bills 4.14% due 05/11/06 (1)	700,000	691,684
United States Treasury Bills 4.10% due 05/18/06 (1)	3,300,000	3,257,975
United States Treasury Bills 4.11% due 05/18/06 (1)	800,000	789,812
United States Treasury Bills 4.12% due 05/18/06 (1)	400,000	394,906
United States Treasury Bills 4.12% due 06/08/06 (1)	300,000	295,428
United States Treasury Bills 4.13% due 06/08/06 (1)	200,000	196,952
United States Treasury Bills 4.14% due 06/08/06 (1)	200,000	196,952
United States Treasury Bills 4.15% due 06/08/06 (1)	300,000	295,428
United States Treasury Bills 4.19% due 06/08/06 (1)	200,000	196,952
United States Treasury Bills 4.15% due 06/22/06 (1)	100,000	98,303
United States Treasury Bills 4.21% due 06/22/06 (1)	660,000	648,802
United States Treasury Bills 4.22% due 06/22/06 (1)	200,000	196,607
United States Treasury Bills 4.24% due 06/22/06 (1)	120,000	117,964
United States Treasury Bills 4.25% due 06/22/06 (1)	120,000	117,964
United States Treasury Bills 4.31% due 06/22/06 (1)	200,000	196,607
United States Treasury Bills 4.54% due 07/03/06 (1)	1,700,000	1,666,825
United States Treasury Bills 4.64% due 07/03/06 (1)	250,000	245,121

Total Short-Term Investment Securities (cost $25,207,800)		25,200,227

TOTAL INVESTMENTS (cost $47,066,095) @	99.4%	$47,006,668
Other assets less liabilities	0.6%	259,330

NET ASSETS	100.0%	$47,265,998

@	See Note 2 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
10 Long	S&P 500 E-Mini Futures Index	March 2006	$642,601	$641,800	$(801)
121 Long	S&P 500 Futures Index	March 2006	38,609,129	38,828,900	219,771

					$218,970

See Notes to Portfolio of Investments

AIG Series Trust - Long Horizon Fund

PORTFOLIO OF INVESTMENTS - January 31, 2006 (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—75.3%
U.S. Treasuries—75.3%

United States Treasury Bond Strip zero coupon due 11/20/15 (1)	$1,400,000	$693,188
United States Treasury Bond 3.38% due 01/15/07 TIPS (1)	673,264	885,681

Total U.S. Government Obligations (cost $1,589,999)		1,578,869

SHORT-TERM INVESTMENT SECURITIES—22.9%
U.S. Treasuries—22.9%
United States Treasury Bills 4.19% due 06/22/06 (1)	455,000	447,281
United States Treasury Bills 4.25% due 06/22/06 (1)	10,000	9,830
United States Treasury Bills 4.27% due 06/22/06 (1)	10,000	9,830
United States Treasury Bills 4.36% due 07/13/06 (1)	10,000	14,707

Total Short-Term Investment Securities (cost $481,906)		481,648

TOTAL INVESTMENTS (cost $2,071,905) @	98.2%	$2,060,517
Other assets less liabilities	1.8%	37,228

NET ASSETS	100.0%	$2,097,745

†	Non-income producing securities
@	See Note 2 for cost of investments on a tax basis.

TIPS-Treasury Inflation Protected Security

(1)	The security or a portion thereof represents collateral for open futures contracts.

Security Description	Shares Subject To Call	Value (Note 1)
OPTIONS WRITTEN-(0.3%)†
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2006/$1,290	(250)	(2,275)
S&P 500 Index/February 2006/$1,300	(500)	(2,600)
S&P 500 Index/February 2006/$1,315	(250)	(463)

Total Options Written (premiums received $5,367)		(5,338)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
1 Long	S&P 500 E-Mini Futures Index	March 2006	$64,416	$64,180	$(236)
6 Long	S&P 500 Futures Index	March 2006	1,921,361	1,925,400	4,039

					$3,803

See Notes to Portfolio of Investments

AIG Series Trust - Short Horizon Income Fund

PORTFOLIO OF INVESTMENTS - January 31, 2006 (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—90.4%
U.S. Treasuries—90.4%

United States Treasury Bond Strip zero coupon due 11/15/08 (1)	$975,000	$861,202
United States Treasury Bond 3.38% due 01/15/07 TIPS (1)	1,022,966	1,037,512

Total U.S. Government Obligations (cost $1,898,319)		1,898,714

PUT OPTIONS PURCHASED—0.0%

Index/Expiration Date/Exercise Price
S&P 500 Index/February 2006/$1,180 (cost $254)	250	137

Total Long-Term Investment Securities (cost $1,898,573)		1,898,851

SHORT-TERM INVESTMENT SECURITIES—8.2%
U.S. Treasuries—8.2%
United States Treasury Bills 4.17% due 06/22/06 (1)	10,000	9,830
United States Treasury Bills 4.19% due 06/22/06 (1)	115,000	113,049
United States Treasury Bills 4.27% due 06/22/06 (1)	10,000	9,830
United States Treasury Bills 4.28% due 07/13/06	30,000	29,415
United States Treasury Bills 4.36% due 07/13/06	10,000	9,805

Total Short-Term Investment Securities (cost $172,008)		171,929

TOTAL INVESTMENTS (cost $2,070,581) @	98.6%	$2,070,780
Other assets less liabilities	1.4%	30,454

NET ASSETS	100.0%	$2,101,234

†	Non-income producing securities
@	See Note 2 for cost of investments on a tax basis.

TIPS-Treasury Inflation Protected Security

(1)	The security or a portion thereof represents collateral for open futures contracts.

Security Description	Shares Subject To Call	Value (Note 1)
OPTIONS WRITTEN—(0.2%)†
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2006/$1,290	(250)	(2,275)
S&P 500 Index/February 2006/$1,300	(250)	(1,300)

Total Options Written (Premiums received $2,621)		(3,575)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
2 Long	S&P 500 E-Mini Futures Index	March 2006	$128,332	$128,360	$28
2 Long	S&P 500 Futures Index	March 2006	640,504	641,800	1,296

					$1,324

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price, if a last sale price is not available in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2010 High Watermark Fund	2015 High Watermark Fund	2020 High Watermark Fund	Long Horizon Fund	Short Horizon Income Fund
Cost	$322,741,970	$130,695,799	$47,066,215	$2,071,905	$2,070,581

Appreciation	$—	$—	$201,458	$4,475	$5,048
Depreciation	(4,367,486)	(995,755)	(295,094)	(15,862)	(4,848)

Unrealized appreciation (depreciation) — net	$(4,367,486)	$(995,755)	$(93,636)	$(11,387)	$200

Note 3. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b) (2) and 13(b) (5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Funds. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semiannual Report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	March 30, 2006

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	March 30, 2006